PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed balance sheets

Condensed balance sheets

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalent	2,079	15,058	2,363
Prepayments and other current assets	—	121	19
Amounts due from subsidiaries	375,162	298,900	46,903
Total current assets	377,241	314,079	49,285
Non-current assets:
Investments in subsidiaries	567,330	—	—
Prepayment for long-term investment	5,230	—	—
Total assets	949,801	314,079	49,285

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short term loan	—	14,625	2,295
Accrued expenses and other liabilities	35,476	13,924	2,185
Amounts due to subsidiaries	1,577,280	1,559,394	244,703
Total current liabilities	1,612,756	1,587,943	249,183
Non-current liabilities:
Long-term bank and other borrowings, non-current portion	—	90,389	14,184
Derivative liability	—	5,863	920
Total liabilities	1,612,756	1,684,195	264,287

Shareholders’ equity (deficit):
Class A ordinary shares (par value of US$0.0001per share; authorized shares-500,000,000; issued shares-96,565,584 as of December 31, 2020 and 2021; outstanding shares-84,463,737 and 84,463,737 as of December 31, 2020 and 2021, respectively)	68	68	10
Class B ordinary shares (par value of US$0.0001per share; authorized shares‑45,787,948; issued shares-45,787,948 and 45,787,948 as of December 31, 2020 and 2021; outstanding shares- 45,787,948 and 45,787,948 as of December 31, 2020 and 2021, respectively)	37	37	6
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2020 and 2021, respectively)	(8)	(7)	(1)
Additional paid-in capital	1,840,026	1,936,552	303,887
Accumulated other comprehensive income (loss)	(46,429)	(29,496)	(4,629)
Accumulated deficit	(2,456,649)	(3,277,270)	(514,275)
Total shareholders’ equity (deficit)	(662,955)	(1,370,116)	(215,002)
Total liabilities and shareholders’ equity (deficit)	949,801	314,079	49,285

Condensed statements of comprehensive loss

Condensed statements of comprehensive loss

	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
General and administrative expenses	(39,118)	(23,598)	(14,428)	(2,264)
Selling expenses	(2,938)	(2,969)	(2,090)	(328)
Operating loss	(42,056)	(26,567)	(16,518)	(2,592)
Equity in loss of subsidiaries	(514,070)	(621,932)	(793,117)	(124,458)
Interest income	1,977	588	—	—
Interest expense	(6,481)	(3,036)	(1,459)	(229)
Foreign exchange gain	8,104	(18,962)	(9,527)	(1,495)
Net loss	(552,526)	(669,909)	(820,621)	(128,774)
Other comprehensive income (loss), net of tax of nil foreign currency translation adjustments	(8,664)	50,856	14,821	2,326
Total other comprehensive (loss) income	(8,664)	50,856	14,821	2,326
Comprehensive loss	(561,190)	(619,053)	(805,800)	(126,448)

Condensed statements of cash flows

Condensed statements of cash flows

	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash (used in) generated from operating activities	(31,460)	9,041	(9,301)	(1,460)
Net cash (used in) generated from investing activities	311,716	(7,468)	(88,546)	(13,895)
Net cash (used in) generated from financing activities	(280,483)	—	110,876	17,399

Exchange rate effect on cash	45	(34)	(50)	(7)

Net (decrease) increase in cash	(182)	1,539	12,979	2,037
Cash at beginning of the year	722	540	2,079	326

Cash at end of the year	540	2,079	15,058	2,363